Borrowings - Summary of Repayment Years for Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	£ 779	£ 686
Term debt	5,293	5,319
Lease liabilities	342	360
Total	6,414	6,365
Within 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	779	686
Term debt	1,188	614
Lease liabilities	93	92
Total	2,060	1,392
1-2 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	0	0
Term debt	425	508
Lease liabilities	87	87
Total	512	595
2-3 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	0	0
Term debt	33	451
Lease liabilities	57	70
Total	90	521
3-4 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	0	0
Term debt	658	688
Lease liabilities	47	42
Total	705	730
4-5 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	0	0
Term debt	433	669
Lease liabilities	29	27
Total	462	696
More than 5 years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	0	0
Term debt	2,556	2,389
Lease liabilities	29	42
Total	2,585	2,431
More than 1 year [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Short-term bank loans, overdrafts and commercial paper	0	0
Term debt	4,105	4,705
Lease liabilities	249	268
Total	£ 4,354	£ 4,973